Note 11 - Computation of Earnings per Share (Detail) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Computation of Earnings per Share [Line Items]
Coupon on additional equity components	€ (574)	€ (498)	€ (479)
Deutsche Bank AG [Member]
Computation of Earnings per Share [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	4,342	6,332	5,420
Coupon on additional equity components	(574)	(498)	(479)
Net income (loss) attributable to Deutsche Bank shareholders, numerator for basic earnings per share	€ 3,768	€ 5,834	€ 4,940
Effect of dilutive securities	0.0	0.0	0.0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions, numerator for diluted earnings per share	€ 3,768	€ 5,834	€ 4,940
Number of shares in million [Abstract]
Weighted-average shares outstanding, denominator for basic earnings per share	1,993.6	2,064.1	2,084.9
Effect of dilutive securities:
Deferred shares	45.7	39.9	40.7
Other (including trading options)	0.0	0.0	0.0
Dilutive potential common shares	45.7	39.9	40.7
Adjusted weighted-average shares after assumed conversions, denominator for diluted earnings per share	2,039.3	2,104.0	2,125.6